Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of financial liabilities that were accounted for at fair value on a recurring basis

June 30, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible note-Quantum	$4,697,050	$—	$—	$4,697,050
ELOC	$638,321	$—	$—	$638,321
Additional Bridge Note	$397,408	$—	$—	$397,408
Exchange Note	$5,666,873	$—	$—	$5,666,873

June 24, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Extension Note – Bifurcated Derivative	$33,000	$—	$—	$33,000
ELOC	$694,512	$—	$—	$694,512
Additional Bridge Note	$466,646	$—	$—	$466,646
Exchange Note	$6,155,925	$—	$—	$6,155,925

Schedule of change in the fair value of the Level 3 financial liabilities

	Extension Note
	Bifurcated	Exchange	Quantum	Additional
	Derivative	Note	Note	Bridge Note	ELOC	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	7,350,083
Initial fair value of Quantum Note at June 25, 2024	—	—	4,618,234	—	—	4,618,234
Settlement of Exchange Note	(33,000)	—	—	—	—	(33,000)
Change in fair value	—	(489,052)	78,816	(69,238)	(56,191)	(535,665)
Fair value as of June 30, 2024	$—	$5,666,873	$4,697,050	$397,408	$638,321	$11,399,652

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Schedule of financial liabilities that were accounted for at fair value on a recurring basis

December 31, 2023
	Carrying value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$—	$—	$—	$—
Total	$—	$—	$—	$—

	December 31, 2022
	Carrying value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$273,534	$—	$—	$273,534
Total	$273,534	$—	$—	$273,534

Schedule of key inputs into the simulation model for the Bridge Note Embedded Derivative

	November 21,	December 31,	October 5,
	2023	2022	2022
CCC bond rates	—	15.09%	14.09%
Probability of early termination/repayment – BC not completed	—	5%	10%
Probability of early termination/repayment – BC completed or PIPE completed	—	95%	90%
Probability of completing a business combination by March 31, 2023	—	50%	50%
Probability of completing a business combination by June 30, 2023	—	50%	50%
Implied volatility	0.1%	6%	12%
Risk free rate	5.38%	4.76%	4.01%

Schedule of change in the fair value of the Level 3 financial liabilities

The change in the fair value of the Level 3 financial liabilities for the years ended December 31, 2023 and 2022 are summarized as follows:

	December 31,	December 31,
	2023	2022
Bridge Note Embedded Derivative, Beginning Fair Value	$273,534	$—
Fair value at October 5, 2022 (Initial measurement)	—	208,803
Change in fair value	(92,449)	64,731
Derivative adjustment from the Exchange Agreement (Note 8)	(181,085)	—
Bridge Note Embedded Derivative, Ending Fair Value	$—	$273,534